Schedule of Investments (unaudited) December 31, 2019	iShares® Global Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 4.9%
AMP Ltd.	263,958	$355,327
ASX Ltd.	16,136	889,389
Australia & New Zealand Banking Group Ltd.	208,857	3,616,080
Commonwealth Bank of Australia	125,802	7,065,759
Insurance Australia Group Ltd.	164,336	884,883
Macquarie Group Ltd.	23,384	2,265,949
Medibank Pvt Ltd.	202,168	449,080
National Australia Bank Ltd.	207,940	3,600,203
QBE Insurance Group Ltd.	99,947	904,920
Suncorp Group Ltd.	95,984	874,437
Westpac Banking Corp.	249,539	4,250,269

		25,156,296

Austria — 0.2%
Erste Group Bank AG	22,644	853,024

Belgium — 0.7%
Ageas	14,115	834,666
Groupe Bruxelles Lambert SA	7,104	749,259
KBC Group NV	24,352	1,833,093

		3,417,018

Canada — 7.3%
Bank of Montreal	45,301	3,515,784
Bank of Nova Scotia (The)	87,469	4,947,639
Brookfield Asset Management Inc., Class A	67,636	3,913,421
Canadian Imperial Bank of Commerce	31,822	2,651,772
Manulife Financial Corp.	139,564	2,837,021
National Bank of Canada	26,196	1,456,108
Power Corp. of Canada	24,124	622,285
Royal Bank of Canada	102,600	8,129,671
Sun Life Financial Inc.	42,920	1,959,740
Toronto-Dominion Bank (The)	129,964	7,299,231

		37,332,672

Chile — 0.2%
Banco de Chile, ADR	27,233	571,621
Banco Santander Chile, ADR	20,001	461,423

		1,033,044

China — 4.0%
Bank of China Ltd., Class H	5,480,000	2,342,000
China Construction Bank Corp., Class H	7,139,720	6,166,780
China Life Insurance Co. Ltd., Class H	593,000	1,647,687
China Merchants Bank Co. Ltd., Class H	296,000	1,521,446
Industrial & Commercial Bank of China Ltd., Class H	5,772,000	4,444,673
Ping An Insurance Group Co. of China Ltd., Class H	378,500	4,473,915

		20,596,501

Colombia — 0.1%
Bancolombia SA, ADR	11,398	624,496

Denmark — 0.1%
Danske Bank A/S	47,260	765,304

Finland — 0.7%
Nordea Bank Abp	221,746	1,791,772
Sampo OYJ, Class A	36,590	1,598,122

		3,389,894

France — 2.4%
AXA SA	137,345	3,871,201
BNP Paribas SA	80,956	4,800,824
Credit Agricole SA	93,530	1,356,962

Security	Shares	Value

France (continued)
SCOR SE	11,101	$466,286
Societe Generale SA	55,500	1,932,195

		12,427,468

Germany — 3.0%
Allianz SE, Registered	29,750	7,293,328
Commerzbank AG	66,896	414,276
Deutsche Bank AG, Registered	151,406	1,175,566
Deutsche Boerse AG	13,773	2,166,745
Hannover Rueck SE	4,486	867,622
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	10,532	3,109,229

		15,026,766

Hong Kong — 2.5%
AIA Group Ltd.	858,400	9,011,668
Hang Seng Bank Ltd.	59,200	1,223,235
Hong Kong Exchanges & Clearing Ltd.	83,500	2,711,248

		12,946,151

Ireland — 0.1%
Bank of Ireland Group PLC	66,162	362,571
Irish Bank Resolution Corp. Ltd.(a)	47,975	—

		362,571

Italy — 1.5%
Assicurazioni Generali SpA	91,464	1,888,583
Intesa Sanpaolo SpA	1,105,266	2,913,691
Mediobanca Banca di Credito Finanziario SpA	49,137	541,304
UniCredit SpA	146,076	2,134,893

		7,478,471

Japan — 4.9%
Dai-ichi Life Holdings Inc.	87,000	1,454,203
Daiwa Securities Group Inc.	118,500	602,995
Japan Exchange Group Inc.	44,400	788,516
Mitsubishi UFJ Financial Group Inc.	902,800	4,927,913
Mizuho Financial Group Inc.	1,805,600	2,796,250
MS&AD Insurance Group Holdings Inc.	35,900	1,192,868
Nomura Holdings Inc.	241,700	1,253,037
ORIX Corp.	97,500	1,624,776
Resona Holdings Inc.	148,000	652,330
Sompo Holdings Inc.	30,200	1,194,939
Sumitomo Mitsui Financial Group Inc.	103,600	3,849,430
Sumitomo Mitsui Trust Holdings Inc.	26,727	1,066,621
T&D Holdings Inc.	44,400	569,938
Tokio Marine Holdings Inc.	52,000	2,927,886

		24,901,702

Malta — 0.0%
BGP Holdings PLC(a)(b)	608,993	7

Mexico — 0.2%
Grupo Financiero Banorte SAB de CV, Class O	211,027	1,180,629

Netherlands — 1.2%
ABN AMRO Bank NV, CVA(c)	33,028	601,339
Aegon NV	101,380	462,820
EXOR NV	7,256	562,647
ING Groep NV	277,672	3,331,307
NN Group NV	23,980	910,351

		5,868,464

Norway — 0.3%
DNB ASA	72,964	1,361,749

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Global Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Peru — 0.2%
Credicorp Ltd.	5,775	$1,230,826

Singapore — 1.3%
DBS Group Holdings Ltd.	133,200	2,563,653
Oversea-Chinese Banking Corp. Ltd.	270,400	2,208,003
United Overseas Bank Ltd.	98,800	1,940,511

		6,712,167

South Korea — 0.5%
KB Financial Group Inc., ADR(b)(d)	26,411	1,092,623
Shinhan Financial Group Co. Ltd., ADR(b)(d)	32,033	1,219,496

		2,312,119

Spain — 1.8%
Banco Bilbao Vizcaya Argentaria SA	477,892	2,673,048
Banco de Sabadell SA	393,767	459,683
Banco Santander SA	1,210,111	5,066,642
CaixaBank SA	268,682	843,864

		9,043,237

Sweden — 1.2%
Industrivarden AB, Class A	10,712	265,481
Industrivarden AB, Class C	14,208	342,866
Investor AB, Class B	35,575	1,942,725
Kinnevik AB, Class B	17,929	438,598
Skandinaviska Enskilda Banken AB, Class A	114,552	1,077,843
Svenska Handelsbanken AB, Class A	110,592	1,192,039
Swedbank AB, Class A	70,302	1,047,277

		6,306,829

Switzerland — 3.3%
Baloise Holding AG, Registered	3,552	641,917
Credit Suisse Group AG, Registered	170,052	2,301,370
Julius Baer Group Ltd.	15,836	816,535
Partners Group Holding AG	1,480	1,356,278
Swiss Life Holding AG, Registered	2,557	1,282,791
Swiss Re AG	21,034	2,361,125
UBS Group AG, Registered	277,249	3,500,149
Zurich Insurance Group AG	10,804	4,430,493

		16,690,658

United Kingdom — 6.9%
3i Group PLC	70,746	1,029,054
Aviva PLC	286,232	1,587,652
Barclays PLC	1,129,833	2,688,756
Direct Line Insurance Group PLC	96,112	397,889
Hargreaves Lansdown PLC	19,536	500,784
HSBC Holdings PLC	1,461,649	11,461,081
Legal & General Group PLC	431,272	1,731,124
Lloyds Banking Group PLC	4,961,020	4,107,572
London Stock Exchange Group PLC	22,647	2,325,126
M&G PLC(b)	180,331	566,656
Prudential PLC	182,107	3,495,660
Royal Bank of Scotland Group PLC	314,508	1,001,197
RSA Insurance Group PLC	72,965	546,711
Schroders PLC	10,064	444,499
St. James’s Place PLC	38,778	598,217
Standard Chartered PLC	191,366	1,806,021
Standard Life Aberdeen PLC	172,864	751,355

		35,039,354

United States — 48.7%
Aflac Inc.	51,949	2,748,102
Allstate Corp. (The)	22,940	2,579,603
American Express Co.	47,804	5,951,120

Security	Shares	Value

United States (continued)
American International Group Inc.	62,012	$3,183,076
Ameriprise Financial Inc.	9,472	1,577,846
Aon PLC	16,576	3,452,615
Arthur J Gallagher & Co.	14,432	1,374,359
Assurant Inc.	4,344	569,411
Bank of America Corp.	577,321	20,333,246
Bank of New York Mellon Corp. (The)	59,846	3,012,049
Berkshire Hathaway Inc., Class B(b)	139,730	31,648,845
BlackRock Inc.(e)	8,489	4,267,420
Capital One Financial Corp.	32,626	3,357,542
Cboe Global Markets Inc.	7,992	959,040
Charles Schwab Corp. (The)	82,437	3,920,704
Chubb Ltd.	32,318	5,030,620
Cincinnati Financial Corp.	10,508	1,104,916
Citigroup Inc.	155,690	12,438,074
Citizens Financial Group Inc.	32,412	1,316,251
CME Group Inc.	25,610	5,140,439
Comerica Inc.	10,711	768,514
Discover Financial Services	22,200	1,883,004
E*TRADE Financial Corp.	16,290	739,077
Everest Re Group Ltd.	2,960	819,446
Fifth Third Bancorp.	52,424	1,611,514
First Republic Bank/CA	12,242	1,437,823
Franklin Resources Inc.	20,578	534,616
Globe Life Inc.	7,403	779,166
Goldman Sachs Group Inc. (The)	22,999	5,288,160
Hartford Financial Services Group Inc. (The)	25,607	1,556,137
Huntington Bancshares Inc./OH	75,370	1,136,580
Intercontinental Exchange Inc.	40,256	3,725,693
Invesco Ltd.	28,173	506,550
JPMorgan Chase & Co.	223,672	31,179,877
KeyCorp.	71,990	1,457,078
Lincoln National Corp.	13,764	812,214
Loews Corp.	18,500	971,065
M&T Bank Corp.	9,371	1,590,727
MarketAxess Holdings Inc.	2,666	1,010,707
Marsh & McLennan Companies Inc.	35,669	3,973,883
MetLife Inc.	55,798	2,844,024
Moody’s Corp.	11,696	2,776,747
Morgan Stanley	87,724	4,484,451
MSCI Inc.	6,260	1,616,207
Nasdaq Inc.	8,734	935,411
Northern Trust Corp.	15,409	1,637,052
People’s United Financial Inc.	29,452	497,739
PNC Financial Services Group Inc. (The)	31,379	5,009,030
Principal Financial Group Inc.	18,352	1,009,360
Progressive Corp. (The)	41,517	3,005,416
Prudential Financial Inc.	27,986	2,623,408
Raymond James Financial Inc.	9,176	820,885
Regions Financial Corp.	71,612	1,228,862
S&P Global Inc.	17,612	4,808,957
State Street Corp.	26,640	2,107,224
SVB Financial Group(b)	3,552	891,694
Synchrony Financial	43,757	1,575,690
T Rowe Price Group Inc.	17,168	2,091,749
Travelers Companies Inc. (The)	18,056	2,472,769
Truist Financial Corp.	94,934	5,346,683
U.S. Bancorp	101,086	5,993,389
Unum Group	14,949	435,913
Wells Fargo & Co.	274,463	14,766,109

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Global Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Willis Towers Watson PLC	8,924	$1,802,113
WR Berkley Corp.	10,287	710,832
Zions Bancorp. N.A	12,284	637,785

		247,876,608

Total Common Stocks — 98.2% (Cost: $515,970,907)		499,934,025

Preferred Stocks

Brazil — 1.5%
Banco Bradesco SA, Preference Shares, ADR	387,762	3,470,470
Itau Unibanco Holding SA, Preference Shares, ADR	440,056	4,026,512

		7,496,982

Total Preferred Stocks — 1.5% (Cost: $7,150,031)		7,496,982

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(e)(f)(g)	462,990	463,175

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(e)(f)	671,347	$671,347

		1,134,522

Total Short-Term Investments — 0.2% (Cost: $1,134,381)		1,134,522

Total Investments in Securities — 99.9% (Cost: $524,255,319)		508,565,529

Other Assets, Less Liabilities — 0.1%		486,722

Net Assets — 100.0%		$509,052,251

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold		Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,208,275	—		(745,285	)(a)	462,990	$463,175	$18,117	(b)	$(413)	$(89)
BlackRock Cash Funds: Treasury, SL Agency Shares	376,158	295,189	(a)	—		671,347	671,347	6,886		—	—
BlackRock Inc.	6,380	3,989		(1,880)		8,489	4,267,420	57,516		61,800	362,615

							$5,401,942	$82,519		$61,387	$362,526

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P Select Sector Financial Index	12	03/20/20	$1,137	$(1,090)
Euro STOXX 50 Index	8	03/20/20	335	(766)

				$(1,856)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Global Financials ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$499,934,018	$—	$7	$499,934,025
Preferred Stocks	7,496,982	—	—	7,496,982
Money Market Funds	1,134,522	—	—	1,134,522

	$508,565,522	$—	$7	$508,565,529

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,856)	$—	$—	$(1,856)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

4